Contingencies (Details Narrative) $ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2010 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2010 MXN ($)
Statement [Line Items]
Amount of tax deduction disallowed by Mexican tax authorities	$ 9.7
Amount of tax deduction disallowed by Mexican tax authorities that would be applied against available tax losses	4.2			$ 1.0
Amount of tax deduction disallowed by Mexican tax authorities, subsequently reversed	4.7
Portion of disputed tax deduction remaining relating to transactions with certain suppliers	5.0
Portion of disputed tax deduction remaining relating to value added taxes					$ 4.2
Portion of disputed tax deduction of remaining relating to value added taxes					0.9
Value added tax portion	0.9
Tax loss	4.2
Accrued liability		$ 1.0	$ 1.0
Mexican Peso [Member]
Statement [Line Items]
Amount of tax deduction disallowed by Mexican tax authorities					196.8
Amount of tax deduction disallowed by Mexican tax authorities that would be applied against available tax losses				$ 19.9	84.4
Amount of tax deduction disallowed by Mexican tax authorities, subsequently reversed					94.6
Portion of disputed tax deduction remaining relating to transactions with certain suppliers	102.2
Portion of disputed tax deduction remaining relating to value added taxes					84.4
Portion of disputed tax deduction of remaining relating to value added taxes					$ 17.8
Value added tax portion	17.8
Tax loss	$ 84.4